Non-controlling Interests (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	$ 20,140,477	$ 15,600,659	$ 12,772,715
Aguas C C U Nestle Chile S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	12,387,003	11,939,712	9,428,103
Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	1,219,512	1,158,956	1,190,978
Compania Pisquera De Chile S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	3,513,016	3,338,739	3,256,403
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	257,709	90,647	324,466
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	2,551,309	2,914,056	2,181,421
Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	116,217	(1,444,250)
A V Sa [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	(749,914)	53,082
Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	(4,930)	(2,956,395)	(3,462,444)
Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	3,246,806	(604,980)	547,873
Distribuidoradel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	(2,573,231)	1,101,369	(674,671)
Other Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	$ 176,980	$ 9,723	$ (19,414)